Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2023
Disclosure of significant accounting policies [Abstract]
Basis of preparation
These consolidated financial statements are prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) effective as of December 31, 2023. IFRS comprises IFRSs, International Accounting Standards ("IASs"), and interpretations issued by the IFRS Interpretations Committee ("IFRICs") and the former Standing Interpretations Committee ("SICs").
These consolidated financial statements have been prepared using the historical cost convention, other than those assets and liabilities that are measured at revalued amounts or fair values at the end of each reporting period and which are measured in accordance with the policies disclosed in note 3.

Basis of consolidation
These consolidated financial statements include the accounts of the Company and its subsidiaries. Subsidiaries are entities controlled by the Company, and are wholly-owned. Control exists when the Company is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Subsidiaries are included in the consolidated financial results of the Company from the effective date of acquisition up to the effective date of disposition or loss of control. The Company's principal properties and material subsidiaries of the Company and their geographic locations at December 31, 2023 were as follows:

Direct parent company	Country of incorporation	Mining properties and projects owned
Alamos Gold Inc	Canada	Island Gold Mine Young-Davidson Mine Lynn Lake project
Minas de Oro Nacional, S.A. de C.V.	Mexico	The Mulatos District
Dogu Biga Madencilik Sanayi Ticaret AS	Türkiye	Turkish properties
All intra-group transactions, balances, income and expenses are eliminated in full on consolidation.

Functional and presentation currency	Foreign currencyThese consolidated financial statements are presented in United States dollars (“US dollars”), which is the functional currency of the Company and all of its subsidiaries.
Translation of transactions and balances into the functional currency
Transactions in currencies other than the Company's or a subsidiary's functional currency (“foreign currencies”) are recognized at the rates of exchange prevailing at the dates of the transactions. At the end of each reporting period, monetary assets and liabilities denominated in foreign currencies are translated at the rates prevailing at that date. Foreign currency non-monetary items that are measured in terms of historical cost are not retranslated.
Exchange differences are recognized in net earnings in the period in which they arise. Exchange differences on foreign deferred tax assets and liabilities are presented as deferred income tax expense on the Consolidated Statements of Comprehensive Income.
Cash and cash equivalents	Cash and cash equivalentsThe Company considers deposits in banks, certificates of deposits, and short-term investments with original maturities of three months or less from the acquisition date as cash and cash equivalents.
Inventories	Inventories
Parts and supplies inventory
Supplies inventory consists of mining supplies and consumables used in the operation of the mines, and is valued at the lower of average cost and net realizable value. Provisions are recorded to reflect present intentions for the use of slow moving and obsolete parts and supplies inventory.
Stockpile inventory
Stockpiles represent ore that has been mined and is available for further processing. Stockpiles are measured by estimating the number of tonnes added and removed from the stockpile. Stockpile ore tonnages are verified by periodic surveys. Costs are allocated to stockpiles based on the current mining cost per tonne incurred up to the point of stockpiling the ore, including applicable overhead, depletion and amortization relating to mining operations, to the extent determined recoverable, and are removed at the average cost per tonne. Stockpile inventory is measured at the lower of cost and net realizable value.
In-process inventory
The recovery of gold is achieved through milling and heap leaching processes. Costs are added to ore on leach pads and in the mill based on the current stockpiled mining cost and current processing cost, including applicable overhead, depletion and amortization relating to processing operations. Costs are removed from ore on leach pads and in the mill as ounces are recovered, based on the average cost per recoverable ounce of gold in-process inventory. In-process inventory is measured at the lower of cost and net realizable value.
Finished goods inventory
Finished goods inventory consists of dore bars containing predominantly gold by value which are generally refined off-site to return saleable metals. Dore inventory is valued at the lower of weighted average cost and net realizable value.
For all classes of gold inventory, net realizable value is calculated as the difference between the estimated future metal revenue based on prevailing and/or long-term metal prices as appropriate, and estimated costs to complete production into a saleable form.

Mineral property, plant and equipment
Mineral property, plant and equipment
Mineral property, plant and equipment is recorded at cost less accumulated amortization and accumulated impairment losses. The initial cost of an asset is comprised of its purchase price or construction cost, any costs directly attributable to bringing the asset into operation, and the initial estimate of any reclamation obligation. The purchase price is the fair value of consideration given to acquire the asset. The value of right-of-use assets are also included within property, plant and equipment. Subsequent costs are included in the asset’s carrying amount when it is probable that future economic benefits associated with the asset will flow to the Company, and the costs can be measured reliably. This would include costs related to the refurbishment or replacement of major components of an asset, when the refurbishment results in a significant extension in the physical life of the component. All other repairs and maintenance costs are recognized in net earnings as incurred.
The cost of property, plant and equipment, less any applicable residual value, is allocated over the estimated useful life of the asset on a straight-line basis, or on a unit-of-production basis if that method is more reflective of the allocation of benefits among periods. Amortization commences on an asset when it has been fully commissioned and is available for use. Amortization rates applicable to each category of property, plant and equipment, with the exception of land, are as follows:

Asset	Useful life
Leasehold improvements	Lease term
Mobile equipment	2-10 years
Other equipment	2-20 years
Processing plant	Unit-of-production
Shaft, underground infrastructure and mineral properties	Unit-of-production
Vehicles	3-7 years
Buildings	7-20 years
Office equipment	2-8 years
When components of an item of property, plant and equipment have different useful lives than those noted above, they are accounted for as separate items of property, plant and equipment. Each asset or component’s estimated useful life is determined considering its physical life limitations; however, this physical life cannot exceed the remaining life of the mine at which the asset is utilized. Estimates of remaining useful lives and residual values are reviewed annually and when events and circumstances indicate that such a review should be made. Any changes in estimates of useful lives are accounted for prospectively from the date of the change.
Exploration and evaluation assets
Exploration and evaluation expenditures
Expenditures incurred prior to the Company obtaining the right to explore are expensed in the period in which they are incurred.
Exploration and evaluation expenditures include costs such as exploratory drilling, sample testing, and costs of pre-feasibility and other technical studies. Exploratory drilling and other exploration costs incurred on sites without an existing mine and on areas outside the boundary of a known mineral deposit which contain proven and probable reserves and resources of which there is sufficient geologic certainty of converting a mineral deposit into a proven and probable reserve, are expensed. Evaluation expenditures related to activities located within the boundary of a known mineral deposit as described above are capitalized and included in the carrying amount of the related mining property. Management uses the following criteria in its assessment of the boundary of the known mineral deposit: (i) geology: there is sufficient geologic certainty of converting a mineral deposit into a proven and probable reserve. There is a history of conversion to reserves at operating mines; (ii) scoping, pre-feasibility or feasibility: there is a scoping study, pre-feasibility or preliminary feasibility study that demonstrates the additional reserves and resources will generate a positive commercial outcome. Known metallurgy provides a basis for concluding there is a significant likelihood of being able to recover the incremental costs of extraction and production; (iii) accessible facilities: the mineral deposit can be processed economically at accessible mining and processing facilities where applicable; (iv) life of mine plans: an overall life of mine plan and economic model to support the economic extraction of reserves and resources exists. A long-term life of mine plan and supporting geological model identifies the drilling and related development work required to expand or further define the existing ore body; and (v) authorizations: operating permits and feasible environmental programs exist or are obtainable. All capitalized exploration and evaluation assets are monitored for indications of impairment, to ensure that exploration activities related to the property are continuing and/or planned for the future. If an exploration property does not prove viable, an impairment loss is recognized in net earnings as the excess of the carrying amount over the recoverable amount (refer to note 3(f) for definition of recoverable amount) in the period in which that determination is made.
Capitalized exploration and evaluation assets are subsequently reclassified to mine development costs upon determining that the technical feasibility and commercial viability of extracting a mineral resource are demonstrable and the Board of Directors has approved project advancement. The Company performs an impairment test, based on the recoverable amount, prior to the reclassification of exploration and evaluation assets to mine development costs.

Mining interests and mine development costs
Mining interests and mine development costs
The Company may hold interests in mineral properties in various forms, including prospecting licenses, exploration and exploitation concessions, mineral leases and surface rights. The Company capitalizes payments made in the process of acquiring legal title to these properties.
Property acquisition and mine development costs are recorded at cost. Mine development costs incurred to expand operating capacity, develop new ore bodies or develop mine areas in advance of current production are capitalized. Mine development costs related to current period production are recorded in inventory. Borrowing costs for qualifying assets are capitalized to mine development costs while construction and development activities at the property are in progress. Items may be produced while bringing an item of property, plant and equipment to the location and condition necessary for it to be capable of operating in the manner intended by management (such as samples produced when testing whether the asset is functioning properly). An entity recognizes the proceeds from selling any such items, and the cost of those items, in profit or loss in accordance with applicable Standards.
Subsequent to the commencement of commercial production, further development expenditures incurred with respect to a mining interest are capitalized as part of the mining interest, when it is probable that additional future economic benefits associated with the expenditure will flow to the Company. Otherwise, such expenditures are classified as mining and processing costs.
Once the asset is capable of operating as management has intended, mining interests are depleted over the life of the mine using the unit-of-production method based on estimated proven and probable mineral reserves of the mine and the portion of mineralization from measured, indicated and inferred mineral resources expected to be classified as mineral reserves, in applicable mines. The Company determines the portion of mineralization expected to be classified as mineral reserves by considering the degree of confidence in the economic extraction of the resource, which is affected by long-term metal price assumptions, cut-off grade assumptions, and drilling results. These assessments are made on a mine-by-mine basis.
The expected reserves used in depletion calculations are determined based on the facts and circumstances associated with the mining interest. Any changes in estimates of reserves are accounted for prospectively from the date of the change.

Capitalized stripping costs
Capitalized stripping costs
Pre-production stripping costs are capitalized as part of the cost of constructing a mine.
Mining costs associated with stripping activities during the production phase of a mine are capitalized only if the Company can identify the component of the ore body for which access is obtained, the costs associated with the related stripping activities can be measured reliably, and the activities represent a future benefit to the mining interest, in that access is gained to sources of mineral reserves and resources that will be produced in future periods that would otherwise not have been accessible. Production stripping costs are allocated between inventory and capital based on the expected volume of waste extracted for a given volume of ore production. The expected volume of waste to be allocated to inventory is determined with reference to the life of mine stripping ratio of a particular mine or deposit, with the remaining amount allocated to capital. The amount of waste capitalized is calculated by multiplying the stripping tonnes mined during the period by the current mining cost per tonne in the open pit.
Capitalized stripping costs are depleted over the expected mineral reserves and resources benefiting from the stripping activity using the unit-of-production method based on estimated proven and probable mineral reserves, and the portion of mineralization expected to be classified as mineral reserves.
Investment tax credits
Investment tax credits
Investment tax credits are earned as a result of incurring eligible exploration and development expenses prior to commercial production. Investment tax credits are accounted for as a reduction to property, plant and equipment or mining interests.
Investment tax credits also arise as a result of incurring eligible research and development expenses and these credits are recorded as a reduction to the related expenses.

Derecognition
Derecognition
Upon replacement of a major component, or upon disposal or abandonment of a long-lived asset, the carrying amounts of the assets are derecognized with any associated gains or losses recognized in the Consolidated Statements of Comprehensive Income.

Impairment of non-financial assets and goodwill	Impairment of non-financial assets
The carrying amounts of non-financial assets, excluding inventories and deferred income tax assets, are reviewed for impairment (or impairment reversal) at each reporting date, or whenever events or changes in circumstances indicate the carrying amounts may not be recoverable (or indicate that a previous impairment may have reversed). In making this determination, the Company considers both internal and external information, in accordance with IAS 36, Impairment of Assets, to determine whether there is an indicator of impairment or impairment reversal and, accordingly, whether quantitative testing is required. Reviews are undertaken on an asset-by-asset basis, except where the recoverable amount for an individual asset cannot be determined, in which case the review is undertaken at the Cash Generating Unit ("CGU") level.
If the carrying amount of a CGU or non-financial asset exceeds the recoverable amount, being the higher of its fair value less costs of disposal and its value-in-use, an impairment expense is recognized as the excess of the carrying amount over the recoverable amount. With respect to CGUs, impairment losses are allocated first to reduce the carrying amount of any goodwill allocated to the CGUs, if any, and then to reduce the carrying amounts of the other assets in the CGU on a pro-rata basis.
Where the recoverable amount is assessed using discounted cash flow techniques, the estimates are based on detailed mine or production plans. The mine plan is the basis for forecasting production output in each future year and for forecasting production costs. For value-in-use calculations, production costs and output in the mine plan may be revised to reflect the continued use of the asset in its present form.
Non-financial assets that have previously been impaired are tested for a possible reversal of the impairment whenever events or changes in circumstances indicate that the impairment may have reversed, or may have partially reversed. In these instances, the impairment loss is reversed to the recoverable amount but not beyond the carrying amount, net of amortization, that would have arisen if the prior impairment loss had not been recognized. Goodwill impairments are not reversed.

Provisions	Provisions
Provisions are recognized when the Company has a present obligation (legal or constructive), as a result of past events, and it is probable that an outflow of resources that can be reliably estimated will be required to settle the obligation. Provisions are measured at the present value of the expenditures expected to be required to settle the obligation using a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the obligation.
Decommissioning liabilities
The Company’s mining and exploration activities are subject to various governmental laws and regulations relating to the protection of the environment. These environmental regulations are continually changing, and the Company has made, and intends to make in the future, expenditures to comply with such laws and regulations. The timing of these expenditures is dependent upon a number of factors including the life of the mine, the operating license conditions, and the laws, regulations, and environment in which the mine operates.
Decommissioning liabilities are recognized at the time an environmental disturbance occurs and are measured at the Company’s best estimate of the expected future cash flows required to reclaim the disturbance for each mine operation, which are adjusted to reflect inflation, and discounted to their present value. The inflation rate used is determined based on external forecasts for inflation in the country in which the related mine operates. Expected future cash flows reflect the risks and probabilities that alternative estimates of cash flows could be required to settle the obligation. The discount rate used is a pre-tax rate that reflects current market assessments of the time value of money specific to the currency in which the cash flows are expected to be paid. The discount rate does not reflect risks for which the cash flows have been adjusted. Significant estimates are involved in forming expectations of future activities and the amount and timing of the associated cash flows. Those expectations are based on existing environmental and regulatory requirements or, if more stringent, Company policies that give rise to a constructive obligation.
Upon initial recognition of a decommissioning liability, the corresponding cost is capitalized as an asset, representing part of the cost of acquiring the future economic benefits of the operation. The capitalized cost is recognized in mineral property and amortized in accordance with the Company's policy for the related asset.
The provision is progressively increased over the life of the operation as the effect of discounting unwinds, creating an expense included in finance expense on the Consolidated Statements of Comprehensive Income.
Decommissioning liabilities are adjusted for changes in estimates. Such adjustments, which are not the result of the current production of inventory, are accounted for as a change in the corresponding capitalized cost, except where a reduction in the provision is greater than the unamortized capitalized cost of the related assets. In instances where the capitalized cost of the related assets is nil, or will be reduced to nil, the remaining adjustment is recognized in net earnings. If reclamation and restoration costs are incurred as a consequence of the production of inventory, the costs are recognized as a cost of that inventory. Factors influencing such changes in estimates include revisions to estimated reserves, resources and lives of mines; developments in technologies; regulatory requirements and environmental management strategies; changes in estimated costs of anticipated activities, including the effects of inflation; and movements in interest rates affecting the discount rate applied.
(h) Revenue recognition
Revenue from the sale of gold, including refined metal, and dore, is recognized when control over the metal is transferred to the customer. Transfer of control generally occurs when title has passed to the customer, the customer has assumed the significant risks and rewards of ownership of the asset and the Company has the right to payment for the delivery of the refined metal, or dore. On transfer of control, revenue and related costs can be measured reliably and it is probable that the economic benefits associated with the transaction will flow to the Company as payment is received on the date of or within a few days of transfer of control.
(i) Earnings per share
Basic earnings per share is calculated based on the weighted average number of common shares and common share equivalents outstanding for the period. Diluted earnings per share is calculated using the treasury method, except when assessing the dilution impact equity-settled restricted share units, and performance shares units, where the if converted method is used. The treasury method assumes that outstanding stock options with an average exercise price below the market price of the underlying shares, are exercised and the assumed proceeds are used to repurchase common shares of the Company at the average market price of the common shares for the period. The if converted method assumes that all equity settled restricted share units, and performance share units have been converted in determining fully diluted loss per share, except where such conversion would be antidilutive.

Share-based compensation	Share-based compensation
The Company measures all equity-settled share-based awards made to employees and others providing similar services (collectively, “employees”) based on the fair value of the options or units on the date of grant.
The grant date fair value of options is estimated using an option pricing model and is recognized as compensation expense over the vesting period, based on the number of options that are expected to vest. A corresponding increase is recognized in equity. The grant date fair values of the Company’s equity-settled performance share units, and restricted share units are determined using an option pricing model and are recognized as compensation expense over the vesting period.
The Company awards cash-settled share-based compensation to directors and employees in the form of deferred share units and restricted share units. In accounting for these awards, the Company recognizes the fair value of the amount payable to employees, using the Black-Scholes option pricing model for certain units, as they are earned based on the estimated number of units that are expected to vest. Based on the plan, some units are initially measured at fair value and recognized as an obligation at the grant date using the Company's share price. The corresponding liability is re-measured at fair value on each reporting date and upon settlement, with changes in fair value recognized in Comprehensive Income for the period. The fair value of deferred share units and restricted share units is determined by reference to the Company’s share price when the units are awarded or re-measured.
The Company also maintains an employee share purchase plan. Under this plan, contributions by the Company’s employees are matched to a specific percentage by the Company and are recognized as an expense when the Company’s obligation to contribute arises.

Income taxes	Income taxes
Income tax expense is comprised of current and deferred income tax. Current and deferred income taxes are recognized in earnings or loss except to the extent that they relate to a business combination, or to items recognized directly in equity or other comprehensive income ("OCI").
Current income taxes
Current income tax expense is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at year end, adjusted for amendments to tax payable with respect to previous years.
Deferred income taxes
Deferred tax assets and liabilities are recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. The following do not result in deferred tax assets or liabilities:
•temporary differences arising from the initial recognition of assets or liabilities, not arising in a business combination, that does not affect accounting or taxable profit;
•taxable temporary differences arising from the initial recognition of goodwill; and
•taxable temporary differences associated with investments in subsidiaries, associates, and interests in joint arrangements where the timing of the reversal of the temporary differences can be controlled by the parent and it is probable that the temporary difference will not reverse in the foreseeable future.
Deferred tax assets and liabilities are measured using the enacted or substantively enacted tax rates expected to apply when the asset is realized or the liability settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in earnings or loss in the period that substantive enactment occurs except to the extent it relates to items recognized directly in equity or in other comprehensive income.
A deferred tax asset is recognized to the extent that it is probable that future taxable profits will be available against which the asset can be utilized. To the extent that the Company does not consider it probable that a deferred tax asset will be recovered, the deferred tax asset is reduced to its recoverable amount. The Company makes estimates of the likelihood of whether or not all or some portion of each deferred income tax asset will be realized, which is impacted by interpretation of tax laws and regulations, historic and future expected levels of taxable income, timing of reversals of taxable temporary timing differences, and tax planning initiatives. Levels of future taxable income are affected by, among other things, market gold prices, production costs, quantities of proven and probable gold reserves, interest rates, and foreign currency exchange rates.
Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off tax assets against tax liabilities and when they relate to the same taxable entity and income taxes levied by the same taxation authority and the Company intends to settle its tax assets and liabilities on a net basis.
Uncertain tax positions
Uncertainties exist with respect to the interpretation of complex tax regulations, changes in tax laws, and the amount and timing of future taxable income. Given the wide range of international business relationships and the long-term nature and complexity of existing contractual agreements, differences arising between the actual results and the assumptions made, or future changes to such assumptions, could necessitate future adjustments to taxable income and expense already recorded. The Company establishes provisions, based on reasonable estimates, for possible consequences of audits by the tax authorities of the respective countries in which it operates. The amount of such provisions is based on various factors, such as experience of previous tax audits and differing interpretations of tax regulations by the taxable entity and the responsible tax authority. Such differences of interpretation may arise on a wide variety of issues depending on the conditions prevailing in the respective subsidiary’s country of domicile.
Financial instruments	Financial instruments
The Company’s financial instruments are classified and subsequently measured as follows:

Asset / Liability
Cash and cash equivalents	Amortized cost
Equity securities	Fair value through OCI
Amounts receivable	Amortized cost
Accounts payable and accrued liabilities	Amortized cost
Debt and financing obligations	Amortized cost
Non-hedged derivatives	Fair value through profit or loss
Cash flow hedging derivatives	Fair value through OCI
Esperanza Milestone Payments	Fair value through profit or loss
The Company's accounting policy for financial instruments is as follows:
Financial assets
Financial assets are classified as either financial assets at fair value through profit or loss, amortized cost, or fair value through other comprehensive income ("OCI"). The Company determines the classification of its financial assets at initial recognition.
i. Financial assets recorded at fair value through profit or loss
All financial assets not classified as amortized cost or fair value through other comprehensive income ("FVOCI") are classified and measured at fair value through profit or loss ("FVPL"). Gains or losses on these items are recognized in net earnings or loss.
ii. Amortized cost
Financial assets are classified at amortized cost if both of the following criteria are met and the financial assets are not classified or designated as at fair value through profit and loss: 1) the Company’s objective for these financial assets is to collect their contractual cash flows and 2) the asset’s contractual cash flows represent ‘solely payments of principal and interest’. The Company’s amounts receivable are recorded at amortized cost as they meet the required criteria.
iii. Fair value through OCI
For equity securities that are not held for trading, the Company can make an irrevocable election at initial recognition to classify the instruments at FVOCI, with all subsequent changes in fair value being recognized in other comprehensive income. This election is available for each separate investment. Under this FVOCI category, fair value changes are recognized in OCI while dividends are recognized in profit or loss. On disposal of the investment the cumulative change in fair value is not recycled to profit or loss, rather transferred to deficit. The Company has elected to account for equity securities within this manner.
iv. Reclassifications
Financial assets are not reclassified subsequent to their initial recognition, except in the period after the Company changes its business model for managing financial assets.
Financial liabilities
Financial liabilities, including accounts payable and accrued liabilities, as well as debt and financing obligations are accounted for at amortized cost.
Transaction costs associated with financial instruments, carried at fair value through profit or loss, are expensed as incurred, while transaction costs associated with all other financial instruments are included in the initial carrying amount of the asset or the liability. The amortization of debt issue costs is calculated using the effective interest method.
Derivative financial instruments
The Company may hold derivative financial instruments to hedge its risk exposure to fluctuations in commodity prices, including the Company’s final product, consumables and other currencies against the US Dollars. Derivative financial instruments are measured at fair value at each reporting period.
Non-hedged derivative financial instruments
All derivative instruments not designated in a hedge relationship that qualify for hedge accounting are classified as financial instruments at fair value through profit or loss. Changes in fair value of non-hedging derivative financial instruments are included in net earnings or loss as non-hedging derivative gains or losses.
Derecognition
The Company derecognizes a financial asset when the contractual rights to the cash flows from the financial asset expire, or it transfers the rights to receive the contractual cash flows in a transaction in which substantially all of the risks and rewards of ownership of the financial asset are transferred or in which the Company neither transfers nor retains substantially all of the risks and rewards of ownership and it does not retain control of the financial asset.
The Company derecognizes a financial liability when its contractual obligations are discharged or cancelled, or expire. The Company also derecognizes a financial liability when its terms are modified and the cash flows of the modified liability are substantially different, in which case a new financial liability based on the modified terms is recognized at fair value. On derecognition of a financial liability, the difference between the carrying amount extinguished and the consideration paid (including any non-cash assets transferred or liabilities assumed) is recognized in profit or loss.
Offsetting
Financial assets and financial liabilities are offset and the net amount presented in the statement of financial position when, and only when, the Company currently has a legally enforceable right to set off the amounts and it intends either to settle them on a net basis or to realize the asset and settle the liability simultaneously.

Hedges	Hedges
The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk management objectives and strategies for undertaking hedge transactions. This process includes linking all derivative hedging instruments to forecasted transactions. Hedge effectiveness is assessed based on the degree to which the cash flows from the derivative contracts are expected to offset the cash flows of the underlying transaction being hedged.
When a derivative is designated as a cash flow hedging instrument, the effective portion of changes in fair value is recognized in other comprehensive income. For hedged items other than the purchase of non-financial assets, the amounts accumulated in other comprehensive income are reclassified to the consolidated statement of other comprehensive income when the underlying hedged transaction, identified at the inception of the hedge, affects profit or loss. When hedging a forecasted transaction that results in the recognition of a non-financial asset, the amounts accumulated in other comprehensive income are removed and added to the carrying amount of the non-financial asset.
Any ineffective portion of a hedge relationship is recognized immediately in net earnings or loss. When derivative contracts designated as cash flow hedges are terminated, expired, sold or no longer qualify for hedge accounting, hedge accounting is discontinued prospectively. Any amounts recorded in other comprehensive income up until the time the contracts do not qualify for hedge accounting remain in other comprehensive income.
Gains or losses arising subsequent to the derivative contracts not qualifying for hedge accounting are recognized in the period incurred and are recorded in net earnings or loss. If the forecasted transaction is no longer expected to occur, then the amounts accumulated in other comprehensive income are reclassified to net earnings or loss immediately.

New Standards issued and adopted and Standards issued but not yet adopted
New Standards issued and adopted
The Company adopted the following accounting standards and amendments to accounting standards, effective January 1, 2023:
On May 23, 2023, the Company adopted International Tax Reform - Pillar Two Model (Amendments to IAS 12). The amendments provide a temporary mandatory exception, applied on a retrospective basis, to the accounting requirements for the deferred tax that arises from legislation implementing the top-up tax (Pillar Two legislation), so that an entity would neither recognize nor disclose information about deferred tax assets and liabilities related to Pillar Two income taxes, and will account for it as a current tax when it is incurred. The Company holds investments in certain subsidiaries registered in the Netherlands which has enacted the Minimum Tax Act 2024, which is based on the EU Directive, and will introduce a Qualified Domestic Minimum Top-Up Tax (QDMTT) and an Income Inclusion Rule (IIR), both for reporting years starting on or after December 31, 2023, and an Undertaxed Payments Rule (UTPR) for reporting years starting on or after December 31, 2024. The Company is assessing the impact of the Pillar Two income taxes legislation on its future financial performance.
On May 7, 2021, the IASB issued Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12). The amendments narrow the scope of the initial recognition exemption (“IRE”) so that it does not apply to transactions that give rise to equal and offsetting temporary differences. As a result, companies will need to recognize a deferred tax asset and a deferred tax liability for temporary differences arising on initial recognition of a lease and a decommissioning provision. The adoption of the new standard did not materially impact the financial statements of the Company.
On February 12, 2021, the IASB issued Definition of Accounting Estimates (Amendments to IAS 8) and Disclosure Initiative – Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2 Making Materiality Judgements). The amendments require the disclosure of material accounting policy information rather than disclosing significant accounting policies and clarifies how to distinguish changes in accounting policies from changes in accounting estimates. The adoption of the new amendments has been applied to the disclosure of material accounting policies in note 3 of these financial statements however the amendments did not result in any change to the Company's accounting policies or application thereof.
Standards issued but not yet adopted
Standards issued, but not yet adopted include:
On January 23, 2020, the IASB issued amendments to IAS 1 Presentation of Financial Statements, to clarify the classification of liabilities as current or non-current. For the purposes of non-current classification, the amendments removed the requirement for a right to defer settlement or roll over of a liability for at least twelve months to be unconditional. Instead, such a right must have substance and exist at the end of the reporting period. The amendments also clarify how a company classifies a liability that includes a counterparty conversion option. The amendments state that:
•settlement of a liability includes transferring a company’s own equity instruments to the counterparty, and
•when classifying liabilities as current or non-current a company can ignore only those conversion options that are recognized as equity
The amendments are effective for annual periods beginning on or after January 1, 2024. Early adoption is permitted. The Company does not anticipate the adoption of the new standard to impact the financial statements.